Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 553,359,000
Previously Paid Amount	0
Total Fee Amount	76,418.88
Total Offset Amount	0
Net Fee	$ 76,418.88
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A